Label	Element	Value
Baron New Asia Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Baron New Asia Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment goal of Baron New Asia Fund (the “Fund”) is capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you would pay if you bought and held shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 29, 2032
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for Fund shareholders. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. For the period July 30, 2021 (commencement of operations) to December 31, 2021, the Fund’s portfolio turnover rate was 14.32% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.32%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a
5% return each year and that the Fund’s operating expenses remain the same, giving effect to the expense reimbursement agreement described above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is a diversified fund that, under normal circumstances, invests 80% of its net assets in the common stock of companies located in Asia, which consists of all countries and markets in Asia, but including all other developed, developing, and frontier countries and markets in the Asian region. Certain developing market countries may also be classified as “frontier” market countries, which are a subset of developing market countries with newer or even less developed economies and markets, such as Sri Lanka and Vietnam. The Adviser considers a company or other issuer to be “located” in a country or a region, and a security or instrument is deemed to be an Asian (or specific country) security or instrument, if it has substantial ties to that country or region. The Fund currently makes that determination based primarily on one or more of the following criteria with respect to a company or issuer, whether (i) it is organized under the laws of that country or any country in that region; (ii) it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed, or has at least 50% of its assets located, within that country or region; (iii) it has the primary trading markets for its securities in that country or region; (iv) it has its principal place of business in or is otherwise headquartered in that country or region; or (v) it is a governmental entity or an agency, instrumentality or a political subdivision of that country or any country in that region. The term “located” and the associated criteria listed above have been defined in such a way that the Fund has latitude in determining whether an issuer should be included within a region or country. The Fund may purchase securities of companies of any market capitalization but expects to emphasize mid and large-sized companies. The Adviser seeks to invest in businesses it believes has significant opportunities for growth, sustainable competitive advantages, exceptional management, and an attractive valuation.
For purposes of maintaining exposure of at least 80% of the Fund’s assets to equity securities of issuers located in Asia, the Fund may also invest in American Depository Receipts (“ADRs”), Global Depository Receipts (“GDRs”) and other types of depository receipts with respect to issuers located in Asia. The Fund may also invest in privately placed and restricted securities.
The Fund’s investments are generally traded in currencies other than U.S. dollars, so the Adviser buys and sells foreign currencies to facilitate transactions in portfolio securities. The Adviser usually does not hedge against possible fluctuations in exchange rates, but exposure to a particular currency that the Adviser believes is overvalued may be hedged if the Fund has a substantial position in securities traded in that currency. The Fund may buy and sell currencies for cash at current exchange rates, or using an agreement to purchase or sell a specified currency at a specified future date or within a specified time period, at a price set at the time of the contract.
The investment policy of the Fund relating to the types of securities in which 80% of the Fund’s assets must be invested may be changed by the Fund’s Board of Trustees without shareholder approval upon at least 60 days’ notice.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Non-U.S. Securities.  Investing in non-U.S. securities may involve additional risks to those inherent in investing in U.S. securities, including exchange rate fluctuations, political or economic instability, the imposition of exchange controls, expropriation, limited disclosure and illiquid markets.
Developing Countries.  The Fund invests in developing countries, which include countries in the MSCI Emerging Markets (EM) Index and other countries determined by the Adviser to be developing countries based on classifications made by the International Monetary Fund or on country characteristics similar to those of the countries in the EM Index. Investments in developing countries are subject to all of the risks of non-U.S. investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets, including: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes;
pervasiveness of corruption and crime; currency exchange rate volatility; and inflation, deflation or currency devaluation.
Currency.  This refers to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency. The overall impact on the Fund’s holdings can be significant, unpredictable and long-lasting, depending on the currencies represented in the portfolio and how each one appreciates or depreciates in relation to the U.S. dollar and whether currency positions are hedged. Under normal conditions, the Fund does not engage in extensive foreign currency hedging programs. Further, because exchange rate movements are volatile, the Fund’s attempts at hedging could be unsuccessful, and it may not be possible to effectively hedge the currency risks of many developing countries.
Risks Associated with China and Hong Kong.  The Fund may obtain exposure to companies based or operated in China by investing through legal structures known as variable interest entities (“VIEs”). Instead of directly owning the equity securities of a Chinese company, a VIE enters into service and other contracts with the Chinese company. Although the VIE has no equity ownership of the Chinese company, the contractual arrangements permit the VIE to consolidate the Chinese company into its financial statements. VIE investments are subject to the risk that any breach of these contractual arrangements will be subject to Chinese law and jurisdiction, that Chinese law may be interpreted or change in a way that affects the enforceability of the VIE’s arrangements, or that contracts between the Chinese company and the VIE may otherwise not be enforceable under Chinese law.
Risks Associated with India.  Government actions, bureaucratic obstacles and inconsistent economic reform within the Indian government have had a significant effect on the Indian economy and could adversely affect market conditions, economic growth and the profitability of private enterprises in India. Global factors and foreign actions may inhibit the flow of foreign capital on which India is dependent to sustain its growth. Large portions of many Indian companies remain in the hands of their founders (including members of their families). Corporate governance standards of family-controlled companies may be weaker and less transparent, which increases the potential for loss and unequal treatment of investors. Religious, cultural and military disputes persist in India and between India and Pakistan (as well as sectarian groups within each country).
Risks of Investing through Stock Connect.  The Fund may invest in A-shares listed and traded through Stock Connect, or on such other stock exchanges in China which participate in Stock Connect from time to time or in the future. Trading through Stock Connect is subject to a number of restrictions that may affect the Fund’s investments and returns. Moreover, Stock Connect A shares generally may not be sold, purchased or otherwise transferred other than through Stock Connect in accordance with applicable rules. The Stock Connect program is a relatively new program and may be subject to further interpretation and guidance. There can be no assurance as to the program’s continued existence or whether future developments regarding the program may restrict or adversely affect the Fund’s investments or returns.
Depository Receipts.  Although depository receipts have risks similar to the securities that they represent, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. In addition, depository receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.
Political, Social and Economic Risks of Investing in Asia.  The value of the Fund’s assets may be adversely affected by political, economic, social and religious instability; inadequate investor protection; changes in laws or regulations of countries within the Asian region (including countries in which the Fund invests, as well as the broader region); international relations with other nations; natural disasters; corruption and military activity. The economies of many Asian countries differ from the economies of more developed countries in many respects, such as rate of growth, inflation, capital reinvestment, resource self-sufficiency, financial system stability, the national balance of payments position and sensitivity to changes in global trade.
Risks Associated with China and Hong Kong.  The Chinese government exercises significant control over China’s economy through its industrial policies, monetary policy, management of currency exchange rates, and management of the payment of foreign currency-denominated obligations. Changes in these policies could adversely impact affected industries or companies in China. China’s economy, particularly its export-oriented industries, may be adversely impacted by trade or political disputes with China’s major trading partners, including the U.S. In addition, as its consumer class continues to grow, China’s domestically oriented industries may be especially sensitive to changes in government policy and investment cycles. If China were to exert its authority so as to alter the economic, political or legal structures or the existing social policy of Hong Kong, investor and business confidence in Hong Kong could be negatively affected and have an adverse effect on the Fund’s investments.
Risks of Emphasizing a Region, Country, Sector or Industry.  If the Fund has invested a higher percentage of its total assets in a particular region, country, sector or industry, changes affecting that region, country, sector or industry may have a significant impact on the performance of the Fund’s overall portfolio.
Frontier Countries.  The Fund’s investments in frontier countries, which include countries in the MSCI Frontier Markets (FM) Index, are subject to all of the risks of non-U.S. investing generally and the risks of investing in developing countries, except that such risks are greater in frontier countries.
Growth Investing.  Growth stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. Growth stocks tend to be more expensive relative to their earnings or asset compared to other types of stocks. As a result, because growth stocks tend to be sensitive to changes in their earnings and to increasing interest rates and inflation, they tend to be more volatile than other types of stocks.
General Stock Market.  Fund losses may be incurred due to declines in one or more markets in which Fund investments are made. These declines may be the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s). In addition, turbulence caused, among other reasons, by increased inflation, or tightening monetary policy or interest rate increases by the US Federal Reserve or similar international bodies, and reduced liquidity in financial markets may negatively affect many issuers, which could have an adverse effect on your Fund investment. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions or other events could have a significant negative impact on global economic and market conditions. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.
Small- and Mid-Sized Companies.  The Adviser believes there is more potential for capital appreciation in small- and mid-sized companies, but there also may be more risk. Securities of small- and mid-sized companies may not be well known to most investors, and the securities may be less actively traded than those of large businesses. The securities of small- and mid-sized companies may fluctuate in price more widely than the stock market generally, and they may be more difficult to sell during market downturns. Small- and mid-sized companies rely more on the skills of management and on their continued tenure. Investing in small- and mid-sized companies requires a long-term outlook and may require shareholders to assume more risk and to have more patience than investing in the securities of larger, more established companies.

Risk Lose Money [Text]	rr_RiskLoseMoney	Fund losses may be incurred due to declines in one or more markets in which Fund investments are made.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Since Baron New Asia Fund was launched on July 30, 2021, it does not have performance information for a full calendar year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Since Baron New Asia Fund was launched on July 30, 2021, it does not have performance information for a full calendar year.
Baron New Asia Fund | Retail Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	8.81%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	10.06%
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(8.61%)
Total Annual Fund Operating Expenses after Expense Reimbursements	rr_NetExpensesOverAssets	1.45%	[1]
1	rr_ExpenseExampleYear01	$ 148
3	rr_ExpenseExampleYear03	$ 459
Baron New Asia Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	7.59%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	8.59%
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(7.39%)
Total Annual Fund Operating Expenses after Expense Reimbursements	rr_NetExpensesOverAssets	1.20%	[1]
1	rr_ExpenseExampleYear01	$ 122
3	rr_ExpenseExampleYear03	$ 381
Baron New Asia Fund | R6 Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	7.10%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	8.10%
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(6.90%)
Total Annual Fund Operating Expenses after Expense Reimbursements	rr_NetExpensesOverAssets	1.20%	[1]
1	rr_ExpenseExampleYear01	$ 122
3	rr_ExpenseExampleYear03	$ 381

[1]	BAMCO (“BAMCO” or the “Adviser”) has agreed that, pursuant to a contract with an 11-year term terminating on August 29, 2032, it will reimburse certain expenses of the Fund, limiting net annual operating expenses (portfolio transaction costs, interest, dividend, acquired fund fees and expenses and extraordinary expenses are not subject to the operating expense limitation) to 1.45% of average daily net assets of Retail Shares, average daily net assets of Retail Shares, 1.20% of average daily net assets of Institutional Shares and 1.20% of average daily net assets of R6 shares. Only the Board of Trustees of the Fund may terminate the expense reimbursement agreement prior to its termination date.